Acquisitions- Narrative (Details) $ in Thousands			12 Months Ended
	Dec. 07, 2021 USD ($) item	Oct. 01, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Nov. 01, 2021	Apr. 01, 2021 USD ($)	Oct. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Royalty Rate | Development Costs
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	3
Royalty Rate | Trademarks
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets	1
Higi SH Holdings Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					25.00%
Cash paid, net of cash acquired	$ 8,400
Number of instruments or interests issued or issuable (in shares) | item	3,412,107
Repayments of assumed borrowings	$ 7,400
Fair Value of non-controlling interest, percentage			74.70%
Fair value of non-controlling interest			$ 64,274
Investment interest at acquisition date			25.50%
Non-controlling interest in acquiree recognised at acquisition date			$ 21,800
Gain on remeasurement of existing equity interest			10,495
Transaction costs, at acquisition date			400
Revenue of acquiree since acquisition date			2,100
Profit (loss) of acquiree since acquisition date			4,000
Revenue of combined entity as if combination occurred at beginning of period			331,000
Increase by revenue of acquire since acquisition date,			7,900
Profit (loss) of combined entity as if combination occurred at beginning of period			390,000
Increase by profit (loss) of acquire since acquisition date			14,100
Goodwill			$ 61,174
Higi SH Holdings Inc. | Founder and Chief Executive Officer
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | item	490,782
Estimated financial effect, contingent liabilities in business combination	$ 300
Indemnification holdback period			15 months
Higi SH Holdings Inc. | Continuing Employees
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | item			1,980,000
Meritage Medical Network
Disclosure of detailed information about business combination [line items]
Cash paid, net of cash acquired						$ 27,900
Transaction costs, at acquisition date			$ 200
Revenue of acquiree since acquisition date			53,000
Profit (loss) of acquiree since acquisition date			15,500
Revenue of combined entity as if combination occurred at beginning of period			339,400
Increase by revenue of acquire since acquisition date,			16,500
Profit (loss) of combined entity as if combination occurred at beginning of period			376,100
Increase by profit (loss) of acquire since acquisition date			$ 100
Aggregate purchase price						16,147
Cash and cash equivalents recognised as of acquisition date						14,100
Issuance of warrants						2,349
Net identifiable assets and liabilities						1,478
Goodwill						$ 14,669
Health Innovators Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				80.00%				80.00%
Cash paid, net of cash acquired				$ 6,600				$ 4,000
Number of instruments or interests issued or issuable (in shares) | item			247,112
Issuance of warrants								$ 56,700
Net identifiable assets and liabilities			$ 3,900
Indemnification assets, range of outcomes, value, low as of acquisition date			$ 4,000
Net asset, holding percentage at acquisition date			100.00%	100.00%
Fresno
Disclosure of detailed information about business combination [line items]
Cash paid, net of cash acquired			$ 25,700
Revenue of acquiree since acquisition date				$ 16,100
Profit (loss) of acquiree since acquisition date				2,800
Revenue of combined entity as if combination occurred at beginning of period				128,300
Profit (loss) of combined entity as if combination occurred at beginning of period				179,400
Aggregate purchase price			$ 25,700	25,671
Net identifiable assets and liabilities				7,900
Liabilities incurred		$ 700
Revenue attributable period			10 years
Royalty rate of percentage at acquisition date			0.50%
Discount rate of percentage at acquisition date			10.00%
Goodwill				17,771			$ 17,800
Increase by revenue of acquire since acquisition date				49,000
Decrease By Profit (loss) of acquiree since acquisition date				$ 4,000